Annual Operating Expenses - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2024
Fidelity Advisor New Markets Income Fund - Class M
Operating Expenses:
Management fee	0.79%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[2]
Total annual operating expenses	1.07%
Fidelity Advisor New Markets Income Fund - Class C
Operating Expenses:
Management fee	0.79%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[2]
Total annual operating expenses	1.82%
Fidelity Advisor New Markets Income Fund - Class I
Operating Expenses:
Management fee	0.79%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.82%
Fidelity Advisor New Markets Income Fund - Class Z
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.73%
Fidelity Advisor New Markets Income Fund - Class A
Operating Expenses:
Management fee	0.79%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[2]
Total annual operating expenses	1.07%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23%, 0.23%, 0.18%, 0.18%, and 0.08%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.